Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 173,438,000	$ 210,256,000	$ 203,850,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization, accretion and other, net	39,912,000	31,058,000	46,735,000
Cash received from (paid to) FDIC under loss share	0	0	1,595,000
Stock-based compensation expense	6,469,000	5,265,000	4,771,000
Provision (release) for credit losses	21,750,000	(1,650,000)	(5,450,000)
Loss (gain) on sale of investment securities	(15,028,000)	9,000	0
Prepayment penalty on early extinguishment of debt	13,809,000	0	0
Gain on settlements of bank owned life insurance	0	0	(2,416,000)
Impairment loss on premises and equipment	6,431,000	0	0
Net realized (gain) loss on sales of premises, equipment and real estate owned	(31,990,000)	(12,484,000)	(1,450,000)
Decrease (increase) in accrued interest receivable	(4,942,000)	(1,562,000)	(5,652,000)
Decrease (increase) in federal and state income tax receivable	(5,708,000)	1,804,000	(1,804,000)
Decrease (increase) in cash surrender value of bank owned life insurance	(5,673,000)	(5,822,000)	(5,992,000)
Decrease (increase) in other assets	(146,893,000)	(17,416,000)	(6,876,000)
Increase (decrease) in federal and state income tax liabilities	890,000	3,043,000	0
Increase (decrease) in accrued expenses and other liabilities	114,135,000	21,553,000	(36,609,000)
Net cash provided (used) by operating activities	166,600,000	234,054,000	190,702,000
CASH FLOWS FROM INVESTING ACTIVITIES
Origination of loans and principal repayments, net	(902,481,000)	(452,334,000)	(459,183,000)
Loans purchased	(15,456,000)	0	(143,605,000)
FHLB & FRB stock purchase	(435,200,000)	(532,600,000)	(530,000,000)
FHLB & FRB stock redeemed	417,200,000	535,800,000	525,800,000
Available-for-sale securities purchased	(1,064,815,000)	(358,709,000)	(272,780,000)
Principal payments and maturities of available-for-sale securities	493,402,000	224,118,000	199,008,000
Proceeds from sales of available-for-sale investment securities	204,351,000	491,000	0
Held-to-maturity securities purchased	0	0	(170,836,000)
Principal payments and maturities of held-to-maturity securities	356,532,000	178,147,000	187,812,000
Proceeds from sales of real estate owned	5,022,000	8,659,000	15,192,000
Proceeds from settlements of bank owned life insurance	0	0	3,484,000
Purchase of strategic investments	0	(5,000,000)	0
Net cash received (paid) in business combinations	(2,810,000)	0	(2,211,000)
Proceeds from sales of premises and equipment	55,213,000	15,585,000	1,000
Premises and equipment purchased and REO improvements	(31,937,000)	(35,530,000)	(27,127,000)
Net cash provided (used) by investing activities	(920,979,000)	(421,373,000)	(674,445,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in customer accounts	1,788,860,000	603,846,000	552,445,000
Proceeds from borrowings	10,880,000,000	13,315,000,000	13,250,000,000
Repayments of borrowings	(10,443,809,000)	(13,395,000,000)	(13,145,000,000)
Proceeds from stock-based awards	144,000	740,000	1,338,000
Dividends paid on common stock	(66,496,000)	(63,318,000)	(55,997,000)
Treasury stock purchased	(112,133,000)	(123,854,000)	(164,249,000)
Increase (decrease) in advance payments by borrowers for taxes and insurance	(8,368,000)	413,000	786,000
Net cash provided (used) by financing activities	2,038,198,000	337,827,000	439,323,000
Increase (decrease) in cash and cash equivalents	1,283,819,000	150,508,000	(44,420,000)
Cash and cash equivalents at beginning of year	419,158,000	268,650,000	313,070,000
Cash and cash equivalents at end of year	1,702,977,000	419,158,000	268,650,000
Non-cash investing activities
Real estate acquired through foreclosure	1,765,000	1,839,000	4,032,000
Other personal property acquired through foreclosure	359,000	205,000	3,109,000
Non-cash financing activities
Stock issued upon exercise of warrants	0	1,082,000	3,914,000
Cash paid during the year for
Interest	146,675,000	194,277,000	133,722,000
Income taxes	$ 35,640,000	$ 33,545,000	$ 44,260,000